Sensitivity analysis for electricity rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 557,310	₩ 559,390
1% Decrease		(557,310)	(559,390)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	557,310	559,390
1% Decrease	[1]	₩ (557,310)	₩ (559,390)

[1]	The effect on the equity excluding the impact of income taxes.